CONSOLIDATED BALANCE SHEETS [Parenthetical] ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥) shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) shares	Sep. 30, 2015 $ / shares
Allowance for doubtful accounts receivable (in RMB) | ¥	¥ 5,087		¥ 4,845
Preferred Stock, No Par Value | $ / shares		$ 0		$ 0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Common Stock, No Par Value | $ / shares		$ 0		$ 0
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	24,151,163	24,151,163	24,091,163
Common stock, shares outstanding	22,873,541	22,873,541	22,813,541
Treasury stock, shares	1,277,622	1,277,622	1,277,622
Total assets	¥ 880,626	$ 131,874	¥ 985,829
Liabilities	662,009	$ 99,136	695,051
Variable Interest Entity, Not Primary Beneficiary [Member]
Total assets | ¥	871,397		975,507
Liabilities | ¥	¥ 641,420		¥ 678,740